Fair Value Measurements (Details) - EBP, 401(K) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 868,349,829	$ 784,626,615
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	198,071,076	216,879,923
Total investments classified within the fair value hierarchy
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	406,016,342	390,235,152
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	198,071,076	216,879,923
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	190,624,336	159,072,003
Level 1 | Schwab Personal Choice Retirement Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	17,320,930	14,283,226
Investments measured at net asset value1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 462,333,487	$ 394,391,463